BORROWING ARRANGEMENTS	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
BORROWING ARRANGEMENTS

NOTE 11 - BORROWING ARRANGEMENTS

The following is a summary of our long-term borrowings:

		Rate as of December 31,	December 31,
	Maturity	2015	2015	2014
			(in thousands)
Secured borrowings:
GE term loan	2019	4.00%	$180,000	$—
HUD mortgages assumed June 2010	—	—	—	120,665
HUD mortgages assumed October 2011	—	—	—	24,441
HUD mortgages assumed December 2011(1)	2044	3.06%	56,204	57,416
HUD mortgages assumed December 2012	—	—	—	35,358
			236,204	237,880
Premium – net			—	13,574
Total secured borrowings			236,204	251,454

Unsecured borrowings:
Revolving line of credit	2018	1.72%	230,000	85,000
Tranche A-1 term loan	2019	1.92%	200,000	200,000
Tranche A-2 term loan	2017	1.77%	200,000	—
Omega OP term loan	2017	1.77%	100,000	—
2015 term loan	2022	2.14%	250,000	—
			980,000	285,000

2020 notes	—	—	—	200,000
2022 notes	—	—	—	575,000
2024 notes	2024	5.875%	400,000	400,000
2024 notes	2024	4.95%	400,000	400,000
2025 notes	2025	4.50%	250,000	250,000
2026 notes	2026	5.25%	600,000	—
2027 notes	2027	4.50%	700,000	—
Subordinated debt	2021	9.00%	20,000	20,000
			2,370,000	1,845,000
Discount - net			(17,118)	(2,951)
Total unsecured borrowings			3,332,882	2,127,049
Total – net			$3,569,086	$2,378,503
(1)	Reflects the weighted average annual contractual interest rate on the mortgages at December 31, 2015 excluding a third-party administration fee of approximately 0.5%. Secured by real estate assets with a net carrying value of $95.4 million.

Secured Borrowings

General Electric Term Loan

On April 1, 2015, as a result of the Aviv Merger, we assumed a $180 million secured term loan with General Electric Capital Corporation (“GE”). This loan is secured by real estate assets having a net carrying value of $295.5 million at December 31, 2015. On each payment date, we pay interest only (in arrears) on any outstanding principal balance until February 1, 2017 when principal and interest will be paid in arrears based on a thirty year amortization schedule. The interest rate is based on LIBOR, with a floor of 50 basis points, plus a margin of 350 basis points. The interest rate at December 31, 2015 was 4.00%. The initial term expires in December 2019 with the full balance of the loan due at that time.

HUD Mortgages Loans Payoff

On December 31, 2015, we paid approximately $25.1 million to retire two mortgage loans guaranteed by the U.S. Department of Housing and Urban Development (“HUD”). The loans were assumed as part of an acquisition in a prior year, and had a blended interest rate of 5.5% per annum with maturities on March 1 and April 1, 2036. The payoff resulted in a $0.9 million gain on the extinguishment of the debt due to the write-off of the $2.1 million unamortized fair value adjustment recorded at the time of acquisition offset by a prepayment fee of approximately $1.2 million.

On April 30, 2015, we paid approximately $9.1 million to retire one mortgage loan guaranteed by HUD. The loan was assumed as part of an acquisition in a prior year, and had an interest rate of 4.35% per annum with maturity on March 1, 2041. The payoff resulted in a $1.0 million gain on the extinguishment of the debt due to the write-off of the $1.5 million unamortized fair value adjustment recorded at the time of acquisition offset by a prepayment fee of approximately $0.5 million.

On March 31, 2015, we paid approximately $154.3 million to retire 21 mortgage loans guaranteed by HUD, totaling approximately $146.9 million. 18 loans had an all-in blended interest rate of 5.35% per annum with maturities between January 2040 and January 2045 and three loans had an all-in blended interest rate of 5.23% per annum with maturities between February 2040 and February 2045. The payoff resulted in a $2.3 million gain on the extinguishment of the debt due to the write-off of the $9.7 million unamortized debt premium recorded at the time of acquisition offset by a prepayment fee of approximately $7.4 million.

Unsecured Borrowings

Unsecured Credit Facility

On June 27, 2014, we entered into a credit agreement (as amended, the “2014 Credit Agreement”) providing us with $1.2 billion unsecured credit facility, comprised of a $1 billion senior unsecured revolving credit facility (the “Revolving Credit Facility”) and a $200 million senior unsecured term loan facility (the “Term Loan Facility” or “Tranche A-1 Term Loan Facility,” and, collectively, the “2014 Credit Facilities”). The 2014 Credit Facilities replaced the Company’s previous $700 million senior unsecured credit facility (the “2012 Credit Facility”).

On April 1, 2015, we entered into a First Amendment to Credit Agreement (the “First Amendment to Omega Credit Agreement”) which amended the 2014 Credit Facilities. Under the First Amendment to Omega Credit Agreement, the Company (i) increased the aggregate revolving commitment amount under the Revolving Credit Facility from $1 billion to $1.25 billion and (ii) obtained a $200 million senior unsecured incremental term loan facility (the “Acquisition Term Loan Facility” or “Tranche A-2 Term Loan Facility”).

Borrowings under the Revolving Credit Facility bear interest at LIBOR plus an applicable percentage (beginning at 130 basis points, with a range of 92.5 to 170 basis points) based on our ratings from Standard & Poor’s, Moody’s and/or Fitch Ratings, plus a facility fee based on the same ratings (initially 25 basis points, with a range of 12.5 to 30 basis points). The Revolving Credit Facility is used for acquisitions and general corporate purposes. The Revolving Credit Facility matures on June 27, 2018, subject to a one-time option by us to extend such maturity date by one year.

The Tranche A-1 Term Loan Facility bears interest at LIBOR plus an applicable percentage (beginning at 150 basis points, with a range of 100 to 195 basis points) based on our ratings from Standard & Poor’s, Moody’s and/or Fitch Ratings. The Tranche A-1 Term Loan Facility matures on June 27, 2019.

The Tranche A-2 Term Loan Facility bears interest at LIBOR plus an applicable percentage (beginning at 150 basis points, with a range of 100 to 195 basis points) based on our ratings from Standard & Poor’s, Moody’s and/or Fitch Ratings. The Tranche A-2 Term Loan Facility matures on June 27, 2017, subject to Omega’s option to extend the maturity date of the Tranche A-2 Term Loan Facility twice, the first extension until June 27, 2018 and the second extension until June 27, 2019.

Omega OP Term Loan Facility

On April 1, 2015, Omega OP entered into a credit agreement (the “Omega OP Credit Agreement”) providing it with a $100 million senior unsecured term loan facility (the “Omega OP Term Loan Facility”). The Omega OP Term Loan Facility bears interest at LIBOR plus an applicable percentage (beginning at 150 basis points, with a range of 100 to 195 basis points) based on our ratings from Standard & Poor’s, Moody’s and/or Fitch Ratings. The Omega OP Term Loan Facility matures on June 27, 2017, subject to Omega OP’s option to extend such maturity date twice, the first extension until June 27, 2018 and the second extension until June 27, 2019.

$250 Million Term Loan Facility

On December 16, 2015, we entered into a $250 million senior unsecured term loan facility (the “2015 Term Loan Facility”). The 2015 Term Loan Facility bears interest at LIBOR plus an applicable percentage (beginning at 180 basis points, with a range of 140 to 235 basis points) based on our ratings from Standard & Poor’s, Moody’s and/or Fitch Ratings. The 2015 Term Loan Facility may be increased to an aggregate amount of $400 million. We used the proceeds from this loan to repay existing indebtedness and for general corporate purposes. The 2015 Term Loan Facility matures on December 16, 2022.

As a result of exposure to interest rate movements associated with the 2015 Term Loan Facility, on December 16, 2015, we entered into various forward-starting interest rate swap arrangements, which effectively converted $250 million of our variable-rate debt based on one-month LIBOR to an aggregate fixed rate of approximately 3.8005% effective December 30, 2016. The effective fixed rate achieved by the combination of the 2015 Term Loan Facility and the interest rate swaps could vary up by 55 basis points or down by 40 basis points based on future changes to our credit ratings. Each of these swaps begins on December 30, 2016 and matures on December 15, 2022. On the date of inception, we designated the interest rate swaps as cash flow hedges in accordance with accounting guidance for derivatives and hedges and linked the interest rate swaps to the 2015 Term Loan Facility. Because the critical terms of the interest rate swaps and 2015 Term Loan Facility coincide, the hedges are expected to exactly offset changes in expected cash flows as a result of fluctuations in 1-month LIBOR over the term of the hedges. The purpose of entering into the swaps was to reduce our exposure to future changes in variable interest rates. The interest rate swaps settle on a monthly basis when interest payments are made. These settlements will occur through the maturity date of the 2015 Term Loan Facility. The interest rate for the 2015 Term Loan Facility is not hedged for the portion of the term prior to December 30, 2016.

$575 Million 6.75% Senior Notes due 2022 Redemption

On October 26, 2015, we redeemed all of our outstanding 6.75% Senior Notes due 2022 (the “2022 Notes”). As a result of the redemption, during the fourth quarter of 2015, we recorded approximately $21.3 million in redemption related costs and write-offs, including $19.4 million for the early redemption or call premiums and $1.9 million in net write-offs associated with unamortized deferred financing costs and original issuance premiums/discounts.

$600 Million 5.25% Senior Notes due 2026

On September 23, 2015, we sold $600 million aggregate principal amount of our 5.250% Senior Notes due 2026 (the “2026 Notes”). The 2026 Notes were sold at an issue price of 99.717% of their face value before the initial purchasers’ discount. Our total net proceeds from the offering, after deducting initial purchasers’ discounts and other offering expenses, were approximately $594.4 million. The net proceeds of the offering were used to repay our outstanding $575 million aggregate principal amount 6.75% Senior Notes due 2022 and for general corporate purposes. The 2026 Notes mature on January 15, 2026 and pay interest semi-annually on January 15th and July 15th.

As of December 31, 2015, our subsidiaries that are not guarantors of our 5.25% Senior Notes due 2026 accounted for approximately $598.6 million of our total assets.

$700 Million 4.5% Senior Notes due 2027

On March 18, 2015, we sold $700 million aggregate principal amount of our 4.5% Senior Notes due 2027 (the “2027 Notes”). The 2027 Notes were sold at an issue price of 98.546% of their face value before the initial purchasers’ discount. Our total net proceeds from the offering, after deducting initial purchasers’ discounts and other offering expenses, were approximately $683 million. The net proceeds of the offering were used for general corporate purposes, including the repayment of Aviv indebtedness on April 1, 2015 in connection with the Aviv Merger, and repayment of future maturities on Omega’s outstanding debt. The 2027 Notes mature on April 1, 2027 and pay interest semi-annually on April 1st and October 1st.

As of December 31, 2015, our subsidiaries that are not guarantors of our 4.5% Senior Notes due 2027 accounted for approximately $598.6 million of our total assets.

$200 Million 7.5% Senior Notes due 2020 Redemption

On March 13, 2015, Omega redeemed all of its outstanding $200 million 7.5% Senior Notes due 2020 (the “2020 Notes”) at a redemption price of approximately $208.7 million, consisting of 103.750% of the principal amount, plus accrued and unpaid interest on such notes to, but not including, the date of redemption.

In connection with the redemption, we recorded approximately $11.7 million redemption related costs and write-offs, including $7.5 million in prepayment fees for early redemption and $4.2 million of write-offs associated with unamortized deferred financing costs and discount. The consideration for the redemption of the 2020 Notes was funded from the net proceeds of the 10.925 million share common stock offering. See Note 15 – Stockholders’ Equity for additional details.

$250 Million 4.5% Senior Notes due 2025

On September 11, 2014, we sold $250 million aggregate principal amount of our 4.5% Senior Notes due 2025 (the “2025 Notes”). The 2025 Notes were sold at an issue price of 99.131% of their face value before the initial purchasers’ discount resulting in gross proceeds of approximately $247.8 million. The 2025 Notes mature on January 15, 2025 and pay interest semi-annually on January 15 and July 15 of each year.

As of December 31, 2015, our subsidiaries that are not guarantors of the 2025 Notes accounted for approximately $598.6 million of our total assets.

$400 Million 4.95% Senior Notes due 2024

On March 11, 2014, we sold $400 million aggregate principal amount of our 4.95% Senior Notes due 2024 (the “2024 Notes”). These notes were sold at an issue price of 98.58% of the principal amount of the notes, before the initial purchasers’ discount resulting in gross proceeds of approximately $394.3 million. The 2024 Notes mature on April 1, 2024 and pay interest semi-annually on April 1 and October 1 of each year.

As of December 31, 2015, our subsidiaries that are not guarantors of the 2024 Notes accounted for approximately $598.6 million of our total assets.

$400 Million 5.875% Senior Notes due 2024

On March 19, 2012, we issued $400 million aggregate principal amount of our 5.875% Senior Notes due 2024. These notes mature on March 15, 2024 and pay interest semi-annually on March 15 and September 15 of each year.

                As of December 31, 2015, our subsidiaries that are not guarantors of the $400 million 5.875% Senior Notes due 2024 accounted for approximately $598.6 million of our total assets.

Other Debt Repayments

In connection with the Aviv Merger on April 1, 2015, we assumed notes payable with a face amount of $650 million and a revolving credit facility with an outstanding balance of $525 million. In connection with the Aviv Merger, we repaid this debt assumed from Aviv on April 1, 2015. Due to the contractual requirements for early repayments; the Company paid approximately $705.6 million to retire the $650 million notes assumed. The amount repaid in connection with the revolving credit facility was $525 million.

General

Certain of our other secured and unsecured borrowings are subject to customary affirmative and negative covenants, including financial covenants. As of December 31, 2015 and 2014, we were in compliance with all affirmative and negative covenants, including financial covenants, for our secured and unsecured borrowings.

The required principal payments, excluding the premium or discount on our secured and unsecured borrowings, for each of the five years following December 31, 2015 and the aggregate due thereafter are set forth below:

(in thousands)
2016	$1,249
2017	301,288
2018	231,328
2019	381,370
2020	1,412
Thereafter	2,669,557
Totals	$3,586,204

The following summarizes the refinancing related costs:

	Year Ended December 31,
	2015	2014	2013
	(in thousands)

Write off of deferred financing cost and unamortized premiums due to refinancing (1) (2)(3)	$(7,134)	$1,180	$(11,278)
Prepayment and other costs associated with refinancing (4)	35,971	1,861	166
Total debt extinguishment costs (gain)	$28,837	$3,041	$(11,112)

(1)	In 2015, we recorded: (a) $4.2 million of write-offs of unamortized deferred financing costs and discount associated with the early redemption of our 2020 Notes, (b) $1.9 million in net write-offs associated with unamortized deferred financing costs and original issuance premiums/discounts associated with the early redemption of our 2022 Notes, offset by (c) $13.2 million gain related to the early extinguishment of debt from the write off of unamortized premium on the HUD debt paid off in March, April and December 2015.
(2)	In 2014, we recorded: (a) $2.6 million write-off of deferred financing costs associated with the termination of the 2012 Credit Facilities, (b) $2.0 million write-off of deferred financing costs associated with the termination of our 2013 Term Loan Facility offset by (c) $3.5 million gain related to the early extinguishment of debt from the write off of unamortized premium on the HUD debt paid off in September and December 2014.

(3)	In 2013, we recorded an $11.3 million interest refinancing gain associated with the write-off of the unamortized premium for debt assumed on 11 HUD mortgage loans that we paid off in May 2013.

(4)	In 2015, we made: (a) $7.5 million of prepayment penalties associated with the early redemption of our 2020 Notes, (b) $19.4 million of prepayment penalties associated with the early redemption of our 2022 Notes and (c) $9.1 million of prepayment penalties associated with 24 HUD mortgage loans that we paid off in March, April and December 2015. In 2014, we made prepayment penalties of $1.9 million associated with five HUD mortgage loans that we paid off in September and October 2014. In 2013, we made prepayment penalties of $0.2 million associated with 11 HUD mortgage loans that we paid off in May 2013.